Stockholders' Deficit and Preferred Stock Subject to Redemption (10K) (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2015	Jun. 17, 2015	Jun. 17, 2015	Dec. 31, 2014	Nov. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Common stock shares authorized	25,000,000			50,000,000		25,000,000		25,000,000		50,000,000	26,500,000
Common stock par value	$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000			8,887,500		5,000,000		5,000,000		8,887,500	8,887,500
Preferred stock par value	$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock shares issued				465,384		7,792,433		7,792,433		465,384	451,398
Common stock shares outstanding				465,384		7,792,433		7,792,433		465,384	451,398
Preferred stock shares issued				8,887,500		0		0		8,887,500	8,887,500
Preferred stock shares outstanding				8,887,500		0		0		8,887,500	8,887,500
Reverse stock split description		1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
Proceeds from issuance of shares upon closing of initial public offering								$ 20,000,000
Preferred stock selling value											$ 150,000
Debt converted principal amount					$ 37,500						12,253
Aggregate gross proceeds										$ 3,013,127	499,995
Warrants purchase price per shares				$ 9.30						$ 9.30
Payments to research and development						$ 1,505,116	$ 57,745	$ 1,584,086	$ 69,161	$ 113,931	461,551
Investors [Member]
Number of warrant to puchase an aggregate shares										418,321
Warrant term										7 years
Warrants purchase price per shares				$ 9.30						$ 9.30
Research and Development Agreement [Member] | Kolu Pohaku Management [Member]
Payments to research and development										$ 1,750,000
Payment to royalty										$ 32,000
June 17, 2015 [Member]
Reverse stock split description										1-for-7.15 reverse stock split
Proceeds from issuance of shares upon closing of initial public offering										$ 10,000,000
Series A-1 Preferred Stock Member
Preferred stock shares authorized				7,200,000						7,200,000
Preferred stock par value				$ 0.001						$ 0.001
Preferred stock shares issued				7,200,000						7,200,000
Preferred stock shares outstanding				7,200,000						7,200,000
Preferred stock annual dividend rate per share										$ 0.00556
Original issue price per share				$ 0.07						$ 0.07
Series A-2 Preferred Stock Member
Preferred stock shares authorized				1,687,500						1,687,500
Preferred stock par value				$ 0.001						$ 0.001
Preferred stock shares issued				1,687,500						1,687,500
Preferred stock shares outstanding				1,687,500						1,687,500
Preferred stock annual dividend rate per share										$ 0.032
Original issue price per share				$ 0.40						$ 0.40
Series A-3 Preferred Stock Member
Preferred stock shares authorized				4,220,464						4,220,464
Preferred stock par value				$ 0.001						$ 0.001
Preferred stock shares issued				4,220,464						4,220,464
Preferred stock shares outstanding				4,220,464						4,220,464
Preferred stock annual dividend rate per share										$ 0.04957
Original issue price per share				$ 0.62						0.62
Preferred stock liquidation preference per share				$ 0.62						$ 0.62
Series B Preferred Stock [Member]
Preferred stock shares authorized				7,658,182						7,658,182
Preferred stock par value				$ 0.001						$ 0.001
Preferred stock shares issued				6,188,188						6,188,188
Preferred stock shares outstanding				6,188,188						6,188,188
Preferred stock annual dividend rate per share										$ 0.09524
Preferred stock undeclared dividends in arrears	$ 2,000,000									$ 1,700,000	$ 1,100,000
Original issue price per share				$ 1.19						$ 1.19
Preferred stock liquidation preference per share				$ 1.19						$ 1.19
Debt converted principal amount					135,000
Debt accrued interest					$ 9,000
Convertible notes converted into shares of preferred stock					103,235
Series B Preferred Stock [Member] | Stock Purchase Agreement [Member] | Investors [Member]
Preferred stock selling value					$ 500,000
Number of preferred stock shares sold					419,995
Series B Preferred Stock [Member] | Research and Development Agreement [Member] | Put Option [Member]
Number of shares issued				1,469,994						1,469,994
Number of shares value determined by dividing the payment made by the company				$ 1,750,000						$ 1,750,000
Series B Preferred Stock [Member] | Research and Development Agreement [Member] | Kolu Pohaku Management [Member] | Put Option [Member]
Number of shares issued				1,469,994						1,469,994
Number of shares value determined by dividing the payment made by the company				$ 1,750,000						$ 1,750,000
Shares issuance price per share										$ 1.19
Series C Preferred Stock [Member]
Preferred stock shares authorized				4,500,000						4,500,000
Preferred stock par value				$ 0.001						$ 0.001
Preferred stock shares issued				2,991,016						2,991,016
Preferred stock shares outstanding				2,991,016						2,991,016
Preferred stock annual dividend rate per share										$ 0.104
Original issue price per share				$ 1.30						1.30
Preferred stock liquidation preference per share				$ 1.30						$ 1.30
Number of preferred stock shares sold										535,000
Aggregate of shares issued during period				2,369,228
Number of warrant to puchase an aggregate shares				331,358
Aggregate gross proceeds				$ 3,081,893
Warrant term				7 years
Warrants purchase price per shares				$ 9.30						$ 9.30
Preferred stock fair value price per share				1.10				$ 7.83
Warrants discount initial carrying value per share				$ 0.20				$ 1.47
Series C Preferred Stock [Member] | 2014 Notes [Member]
Debt converted principal amount				$ 535,000
Debt accrued interest				$ 18,342
Convertible notes converted into shares of preferred stock				567,529
Series C Preferred Stock [Member] | Warrant [Member]
Debt converted principal amount										$ 70,000
2014 Notes [Member] | Warrant [Member]
Convertible notes converted into shares of preferred stock				79,374
2014 Notes [Member] | Warrant One [Member]
Convertible notes converted into shares of preferred stock				7,588
Series C Preferred Stock One [Member] | 2014 Notes [Member]
Debt converted principal amount				$ 70,000
Debt accrued interest				$ 537
Convertible notes converted into shares of preferred stock				54,259
Series C Financing [Member]
Percentage of warrants to purchase shares of common stock at price paid by other purchasers				75.00%
Additional interest expense				$ 184,445
Percentage of outstanding debt and accrued interest at price paid by purchasers				100.00%